DESCRIPTION OF PLAN (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Financial holdings | $	$ 2,700,000,000
Automatic deferral rate, annual increase	1.00%
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
Hours of service during calendar year	1,000
Participant compensation matched, minimum service period	3 years
Forfeited nonvested account | $	$ 1,897	$ 2,778
Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Hours of service during calendar year	1,000
Employer Non-Discretionary Contributions, Plans Prior To 2017
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	3.00%
Hours of service during calendar year	0
Vesting percentage	20.00%
Vesting period	5 years
Rollover Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Minimum | Contributions Between 3% and 5%
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Maximum | Contributions Between 3% and 5%
EBP, Description of Plan [Line Items]
Automatic deferral rate	5.00%